SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Mar. 31, 2010 Transaction Systems Limited (TranSys)
Basis for Presentation
Transaction gains on advances to foreign subsidiaries	$ 1.1	$ 0.1	$ 0.8	$ 1.8
Gain (loss) from change in exchange rates of U.S. dollar denominated investments of a wholly-owned subsidiary in the U.K	$ (0.4)	$ 0.5	$ 2.6
Investment in variable interest entity
Percentage of common stock owned by the entity					37.50%